GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION

NOTE 16:-GEOGRAPHIC INFORMATION

The Group manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Group’s business). The data is presented in accordance with ASC 280, “Segment Reporting”. Revenues in the table below are attributed to geographical areas, based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2022, 2021 and 2020 and long-lived assets as of December 31, 2022, 2021 and 2020.

	Year Ended and as of December 31,
	2022		2021		2020
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$139,583	$3,588	$115,806	$977	$103,190	$4,310
Europe	87,679	328	88,746	662	75,490	403
Eastern Asia	42,108	901	38,988	706	36,083	768
Israel	5,723	14,231	5,380	20,876	6,011	25,111

	$275,093	$19,048	$248,920	$23,221	$220,774	$30,592

The Group has derived approximately 46% of its revenues for the year ended December 31, 2022 from sales in the United States.